Property and Equipment, Net (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property and Equipment, Net (Textual)
Represents an amount	$ 1
Impairments charge	$ 334	$ 340